Federal funds purchased and securities sold under agreements to repurchase - Repurchase Agreements - Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	$ 27,272	$ 16,647
U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	754	1,464
U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	12,853	12,976
Asset-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	13,665	2,207
Overnight and continuous
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	27,272	16,647
Overnight and continuous | U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	754	1,464
Overnight and continuous | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	12,853	12,976
Overnight and continuous | Asset-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	13,665	2,207
Less than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Less than 90 days | U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Less than 90 days | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Less than 90 days | Asset-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days | U.S. Treasury
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days | U.S. government-sponsored enterprises
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	0	0
Greater than 90 days | Asset-backed securities
Federal funds purchased and securities sold under agreements to repurchase
Repurchase agreements	$ 0	$ 0